STATEMENT OF CASH FLOWS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows
Increases (payments)	$ (212,163)	$ (205,143)
Recoveries	157,508	103,065
Total cash flows	$ (54,655)	$ (102,078)